From: [redacted] To:12027729286 11/05/2007 15:23 #033 P.003/015

11000649

13FCON P 2/23/11

NON-PUBLIC

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

RECD S.E.C.
NOV - 5 2007
1086

FORM 13F

FORM 13F COVER PAGE

CONFIDENTIAL TREATMENT DENIED

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment / X/; Amendment Number: 1
This Amendment (Check only one.): /X/ is a restatement.
/ / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: LaGrange Capital Administration, L.L.C.
Address: 1270 Avenue of the Americas
Suite 2200
New York, New York 10020

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Frank Johnson
Title: Sole Member
Phone: (212) 993-7061

Signature, Place, and Date of Signing:

[Signature]	New York, NY [City, State]	11/05/07 [Date]

Report Type (Check only one.):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

17477738

// 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

// 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: 1,166
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8		
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(000) VALUE	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DESCRETION	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
LIFE SCIENCES RESEARCH INC	COM	532169109	1,166	75,000	SH		SOLE		75,000	0	-

Entry Total 1
Value Total (x1000) 1,166